Financial Instruments and Risk Management - Disclosure of Currency, Maturity and Interest Rate of Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 178,972	$ 281,519
Borrowings, interest rate	100.00%	10.21%
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 96,904	$ 205,156
Borrowings, interest rate	54.00%	72.90%
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 82,467	$ 76,363
Borrowings, interest rate	46.00%	27.10%
Less than 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 117,097	$ 209,180
Borrowings, interest rate	64.30%	74.30%
1-3 Years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 62,274	$ 72,339
Borrowings, interest rate	34.70%	25.70%
4 and 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings
Borrowings, interest rate
More than 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings
Borrowings, interest rate
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 49,182	$ 148,201
Borrowings, interest rate	27.40%	52.60%
Great British Pounds Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 62,274	$ 65,215
Borrowings, interest rate	34.70%	23.20%
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 67,915	$ 68,103
Borrowings, interest rate	37.90%	24.20%